Business and Non-Current Asset Disposals (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Business and Non-Current Asset Disposals

	Business disposals			Disposal of other non-current assets			Total
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Continuing operations
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	135	74	669	100	127	157	235	201	826
- cash and cash equivalents	31	7	50	-	-	-	31	7	50
- working capital and provisions	25	29	93	-	-	-	25	29	93
- current tax	-	-	(1)	-	-	-	-	-	(1)
- lease liabilities	(3)	(12)	(53)	(17)	(32)	(33)	(20)	(44)	(86)
- deferred tax	1	(3)	(3)	-	-	-	1	(3)	(3)
- retirement benefit obligations	(1)	(1)	(2)	-	-	-	(1)	(1)	(2)
- non-controlling interests	-	(6)	-	-	-	-	-	(6)	-
Net assets disposed	188	88	753	83	95	124	271	183	877
Reclassification of currency translation effects on disposal	29	13	263	-	-	-	29	13	263
Total	217	101	1,016	83	95	124	300	196	1,140
Proceeds from disposals (net of disposal costs)	295	77	787	124	128	164	419	205	951
Profit/(loss) on disposals from continuing operations	78	(24)	(229)	41	33	40	119	9	(189)

Discontinued operations
(Loss)/profit on disposals from discontinued operations (note 3)	-	-	(5)	-	-	3	-	-	(2)
Total Group profit/(loss) on disposals	78	(24)	(234)	41	33	43	119	9	(191)

Net cash inflow arising on disposal
Continuing operations
Proceeds from disposals from continuing operations	295	77	787	124	128	164	419	205	951
Less: cash and cash equivalents disposed	(31)	(7)	(50)	-	-	-	(31)	(7)	(50)
Less: deferred proceeds arising on disposal (note 19) (i)	(1)	(14)	(302)	-	-	-	(1)	(14)	(302)
Net cash inflow arising on disposal from continuing operations	263	56	435	124	128	164	387	184	599

Discontinued operations
Net cash inflow arising on disposal from discontinued operations	-	-	1,743	-	-	1	-	-	1,744
Total Group net cash inflow arising on disposal	263	56	2,178	124	128	165	387	184	2,343

(i)
On 31 December 2019, CRH completed the sale of the Group’s 50% stake in its joint venture in India, My Home Industries Limited (MHIL), for deferred proceeds of $0.3 billion which will be received in several agreed tranches.